INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 14,871,000
Addition to uncertain tax position related to reduction of research and development credit	245,000	$ 35,000
Accrued interest and penalties related to uncertain tax positions	0	$ 0
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	94,058,000
Research and development credits	584,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 94,023,000